OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Reconciliation of adjusted segment operating income (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Operating income (loss)		$ 729.2	$ (185.4)
Restructuring, integration and acquisition costs		56.5	131.4
Gain on fair value remeasurement of SIMCOM (Note 7)		(72.6)	0.0
Impairment of goodwill		0.0	568.0
Impairment of technology and other non-financial assets (Note 5)	$ 35.7	0.0	35.7
Civil Aviation
Disclosure of operating segments [line items]
Impairment of goodwill			0.0
Defense and Security
Disclosure of operating segments [line items]
Impairment of goodwill			568.0
Operating segments
Disclosure of operating segments [line items]
Operating income (loss)		729.2	(185.4)
Restructuring, integration and acquisition costs		56.5	131.4
Gain on fair value remeasurement of SIMCOM (Note 7)		(72.6)	0.0
Shareholder matters		10.6	0.0
Executive management transition costs		8.3	0.0
Impairment of goodwill		0.0	568.0
Impairment of technology and other non-financial assets (Note 5)		0.0	35.7
Adjusted segment operating income		732.0	549.7
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Operating income (loss)		605.3	442.0
Restructuring, integration and acquisition costs		37.8	106.9
Gain on fair value remeasurement of SIMCOM (Note 7)		(72.6)	0.0
Shareholder matters		6.3	0.0
Executive management transition costs		4.7	0.0
Impairment of goodwill		0.0	0.0
Impairment of technology and other non-financial assets (Note 5)		0.0	0.0
Adjusted segment operating income		581.5	548.9
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Operating income (loss)		123.9	(627.4)
Restructuring, integration and acquisition costs		18.7	24.5
Gain on fair value remeasurement of SIMCOM (Note 7)		0.0	0.0
Shareholder matters		4.3	0.0
Executive management transition costs		3.6	0.0
Impairment of goodwill		0.0	568.0
Impairment of technology and other non-financial assets (Note 5)		0.0	35.7
Adjusted segment operating income		$ 150.5	$ 0.8